25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
FAF [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 3,077.4	R$ 2,838.6
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	10.90%	14.90%
FAF [Member] | Fixed income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 2,238.1	R$ 2,110.8
Percentage of plan assets at fair value	72.70%	74.40%
FAF [Member] | Variable income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 363.6	R$ 339.8
Percentage of plan assets at fair value	11.80%	12.00%
FAF [Member] | Real estate [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 197.7	R$ 227.9
Percentage of plan assets at fair value	6.40%	8.00%
FAF [Member] | Structured investments [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 257.5	R$ 141.6
Percentage of plan assets at fair value	8.40%	5.00%
FAF [Member] | Transactions with participants [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 20.4	R$ 18.5
Percentage of plan assets at fair value	0.70%	0.60%
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 26.7	R$ 26.5
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	8.92%	13.19%
Plans I and II [Member] | Fixed income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 23.1	R$ 23.0
Percentage of plan assets at fair value	86.40%	87.10%
Plans I and II [Member] | Variable income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 2.5	R$ 2.9
Percentage of plan assets at fair value	9.30%	10.80%
Plans I and II [Member] | Real estate [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value
Percentage of plan assets at fair value	0.00%
Plans I and II [Member] | Structured investments [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 1.1	R$ 0.5
Percentage of plan assets at fair value	4.10%	1.90%
Plans I and II [Member] | Transactions with participants [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value		R$ 0.1
Percentage of plan assets at fair value	0.20%	0.20%